PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Healthcare Cost Trend Rate (Details) - Other post-employment benefits and other long-term employee benefits ("OPEB")	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	2.20%	2.00%	1.30%
Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	6.59%	4.50%	4.50%
Weighted average
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	4.06%	3.97%	3.95%